FIFTH THIRD FUNDS

                     Supplement Dated August 6, 2007 to the
                  Combined Statement of Additional Information
        dated November 29, 2006 as amended and restated December 7, 2006


Fifth Third Small Cap Growth Fund                          Fifth Third High Yield Bond Fund
Fifth Third Mid Cap Growth Fund                            Fifth Third Bond Fund
Fifth Third Quality Growth Fund                            Fifth Third Intermediate Bond Fund
Fifth Third Equity Index Fund                              Fifth Third Short Term Bond Fund
Fifth Third Balanced Fund                                  Fifth Third U.S. Government Bond Fund
Fifth Third Micro Cap Value Fund                           Fifth Third Municipal Bond Fund
Fifth Third Small Cap Value Fund                           Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                           Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund               Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive Fund(SM)                  Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive Fund(SM)       Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Moderate Fund(SM)                    Fifth Third Institutional Government Money Market Fund
Fifth Third LifeModel Moderately Conservative Fund(SM)     Fifth Third Government Money Market Fund
Fifth Third LifeModel Conservative Fund(SM)                Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund                          Fifth Third Michigan Municipal Money Market Fund
Fifth Third Dividend Growth Fund                           Fifth Third Municipal Money Market Fund
Fifth Third Technology Fund                                Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third International Equity Fund


The section entitled "Event (Unaudited) Subsequent to the Date of the Report of Independent Registered Accounting Firm" under the section entitled "FINANCIAL STATEMENTS" on page 92 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

BISYS Fund Services, Inc. ("BISYS"), which formerly provided various services to the Trust, reached a settlement and entered into an order (the "Order") with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation of BISYS's past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust or Fifth Third Asset Management, Inc. (the "Adviser") were parties to the Order, nor is the Trust or the Adviser bound by the Order or its findings. In response to the SEC's inquiries related to this matter, including those of the Trust's service arrangements with BISYS, on July 31, 2007, the Adviser made a one-time contribution to certain series of the Trust. The contribution was in an amount of less than one-half of one percent of the total assets of each recipient series. It remains unclear the extent to which the Trust and certain of its service providers are or may be effected by the SEC's investigation of BISYS or by the Order.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SAISUPP8-07

                                FIFTH THIRD FUNDS

                     Supplement Dated August 6, 2007 to the
                       Statement of Additional Information
                           dated July 2, 2007 for the
             Fifth Third Fifth Third Structured Large Cap Plus Fund
                   (formerly Fifth Third Large Cap Core Fund)


The section entitled "Event (Unaudited) Subsequent to the Date of the Report of Independent Registered Accounting Firm" under the section entitled "FINANCIAL STATEMENTS" on page 63 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

BISYS Fund Services, Inc. ("BISYS"), which formerly provided various services to the Trust, reached a settlement and entered into an order (the "Order") with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation of BISYS's past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust or Fifth Third Asset Management, Inc. (the "Adviser") were parties to the Order, nor is the Trust or the Adviser bound by the Order or its findings. In response to the SEC's inquiries related to this matter, including those of the Trust's service arrangements with BISYS, on July 31, 2007, the Adviser made a one-time contribution to certain series of the Trust. The contribution was in an amount of less than one-half of one percent of the total assets of each recipient series. It remains unclear the extent to which the Trust and certain of its service providers are or may be effected by the SEC's investigation of BISYS or by the Order.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SAISUPPLCP8-07